Investment Strategy - International Small-Cap Portfolio - International Small-Cap Portfolio	Sep. 21, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally considers a company to be a small-capitalization company (“small-cap”) if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index which measures the performance of the small-capitalization segment of the international equity universe. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $142.5 million to $15.2 billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $5.5 billion.

Normally, the Fund invests primarily in the common stock of foreign issuers, including up to 20% of its assets in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund invests in both growth and value stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions, such as Japan. The sub-adviser anticipates that the Fund will have exposure to the largest country constituents of the MSCI EAFE Small Cap Index. These constituents may change over time.

The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Industrial sector.

In buying and selling securities for the Fund, the sub-adviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The sub-adviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and styles.

The Fund may lend its portfolio holdings to certain financial institutions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The sub-adviser generally considers a company to be a small-capitalization company (“small-cap”) if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index which measures the performance of the small-capitalization segment of the international equity universe.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Normally, the Fund invests primarily in the common stock of foreign issuers, including up to 20% of its assets in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund invests in both growth and value stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions, such as Japan. The sub-adviser anticipates that the Fund will have exposure to the largest country constituents of the MSCI EAFE Small Cap Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations.